ASSETS HELD FOR SALE (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current	$ 0	$ 2,847
Apartment Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current	400
Real Estate Investment Property, Accumulated Depreciation	$ 377